Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) (VERSO PAPER HOLDINGS LLC, USD $)	Mar. 31, 2014 11.75% Senior Secured Notes	Dec. 31, 2013 11.75% Senior Secured Notes	Dec. 31, 2012 11.75% Senior Secured Notes	Mar. 21, 2012 11.75% Senior Secured Notes	Mar. 31, 2014 8.75% Second Priority Senior Secured Notes	Dec. 31, 2013 8.75% Second Priority Senior Secured Notes	Dec. 31, 2012 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, par value	$ 417,882,000	$ 417,882,000	$ 345,000,000	$ 345,000,000	$ 396,000,000	$ 396,000,000	$ 396,000,000	$ 396,000,000